Events After the Reporting Period	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Reporting Period

28. Events After the Reporting Period

In addition to those disclosed elsewhere in these financial statements, the following events occurring after the reporting periods are noted.

From January to April 1, 2023, the Group granted 1,607,787 ordinary share options to its employees and directors with service based vesting conditions and weighted average exercise price of USD 1.26.

In April 2023, the Jiangsu Taicang HIDC, and Connect SZ entered into an agreement for the Jiangsu Taicang HIDC to repurchase from Connect SZ the land use rights at the original purchase price and to terminate the Land Use Agreement and the relevant provisions of the Investment Agreement. The procedures related to the cancellation registration of the land use rights are expected to commence during the second quarter of 2023 and the Group expects to receive the original purchase price after the registration of the land use rights has been cancelled as confirmed by Jiangsu Taicang HIDC. As of the date of this report, the Group is still assessing the financial impact of this agreement.

On March 10, 2023, the FDIC Federal Deposit Insurance Corporation (“FDIC”) closed Silicon Valley Bank, Santa Clara, California, and transferred all of the bank’s assets to a newly formed bank named Silicon Valley Bank, N.A., (“SVB”). On March 26, 2023, First-Citizens Bank & Trust Company, Raleigh, North Carolina ("First Citizens") purchased all deposits and loans of SVB, and depositors of SVB became depositors of First Citizens. The Company's cash balance at First Citizens as of the date of this report represents an insignificant portion of its total cash, cash equivalents, and investments balance. The closure of Silicon Valley Bank did not and is not expected to impair the Company’s ability to meet its payroll, supplier and other obligations. The Company is currently evaluating new bank accounts at other global banks to further diversify its cash holdings and minimize impact from any possible similar events in the future.